Description of Plan (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]		12 Months Ended
		Dec. 31, 2025 USD ($) Age	Dec. 31, 2024 USD ($)
Description of Plan [Abstract]
Plan description available		true
Employees minimum period of service to be eligible to participate in the Plan		30 days
Treasure Holdco, Inc. 401(k) Plan related trust with assets merged with and into the Magnera 401(k) plan		$ 189,223,901
Maximum percentage of compensation each participant may contribute to the Plan		50.00%
Deferral rate of eligible compensation		6.00%
Minimum age participants will be eligible to make catch-up contributions (in Age) | Age		50
Replacement Suspense Account used		$ 1,211,358	$ 4,006,683
Replacement Suspense Account		$ 67	1,189,203
Vesting term		5 years
Vesting percentage, 3 years of service		50.00%
Amount of company contribution reduced from forfeited non-vested accounts		$ 386,122	295,840
Amount in forfeited non-vested accounts		$ 2,033	$ 79,400
Minimum age participants may withdraw amounts due to hardship (in Age) | Age		59.5
Minimum amount participants may borrow from their vested account balance		$ 1,000
Maximum amount participants may borrow from their vested account balance		$ 50,000
Maximum percentage of vested account balance participants may borrow		50.00%
Notes receivable to participants, maximum percentage secured by the balances in the respective participants' accounts		50.00%
Notes receivable from participants, spread on prime rate		1.00%
Notes receivable from participants, minimum term		1 year
Notes receivable from participants, maximum term		5 years
Notes Receivable Used for the Purchase of a Primary Residence [Member]
Description of Plan [Abstract]
Notes receivable from participants, maximum term		15 years
Magnera Corporation Stock Fund [Member]
Description of Plan [Abstract]
Maximum percentage of participants contributions that may be reallocated		15.00%
Discretionary Contributions [Member]
Description of Plan [Abstract]
Maximum percentage of compensation each participant may contribute to the Plan		3.00%	7.00%
Vesting term		3 years
Vesting percentage, 3 years of service		100.00%
Fort Smith Group [Member]
Description of Plan [Abstract]
Vesting term		3 years
Vesting percentage, less than 3 years of service		0.00%
Maximum [Member]
Description of Plan [Abstract]
Notes receivable from participants, interest rate	[1]	9.50%
Notes receivable from participants, maturity year	[1]	Dec. 31, 2037
Maximum [Member] | Participant Lump Sum Payment Upon Termination of Service Other Than by Retirement, Disability, or Death [Member]
Description of Plan [Abstract]
Participant vested account balance		$ 1,000
Maximum [Member] | Distribution in Direct Rollover to an Individual Retirement Account Upon Termination of Service Other Than by Retirement, Disability, or Death - in the Absence of Specific Participant Direction [Member]
Description of Plan [Abstract]
Participant vested account balance		$ 7,000
Minimum [Member]
Description of Plan [Abstract]
Notes receivable from participants, interest rate	[1]	4.25%
Notes receivable from participants, maturity year	[1]	Jan. 01, 2026
Minimum [Member] | Distribution in Direct Rollover to an Individual Retirement Account Upon Termination of Service Other Than by Retirement, Disability, or Death - in the Absence of Specific Participant Direction [Member]
Description of Plan [Abstract]
Participant vested account balance		$ 1,000
Minimum [Member] | Participant Assets May Remain in the Plan Upon Termination of Service Other Than by Retirement, Disability, or Death [Member]
Description of Plan [Abstract]
Participant vested account balance		$ 7,000

[1]	denotes party-in-interest